Recent Accounting Pronouncements - Additional Information (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Deferred Commission expense for sales employees	$ 140
Future aggregate minimum lease payments under non-cancellable operating leases	$ 1,295